UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common Stock [Member] USD ($) shares	Common Stock [Member] JPY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Treasury Shares [Member] USD ($) shares	Treasury Shares [Member] JPY (¥) shares	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	USD ($)	JPY (¥)
Beginning balance, value at Dec. 31, 2023		¥ 80,500,000		¥ 748,840,080		¥ (100,000,000)		¥ (107,106,341)		¥ 622,233,739
Beginning balance, shares at Dec. 31, 2023 | shares	25,310,660	25,310,660			(400,000)	(400,000)
Net income								225,071,834		225,071,834
Ending balance, value at Sep. 30, 2024		¥ 80,500,000		748,840,080		¥ (100,000,000)		117,965,493		847,305,573
Ending balance, shares at Sep. 30, 2024 | shares	25,310,660	25,310,660			(400,000)	(400,000)
Beginning balance, value at Dec. 31, 2024		¥ 80,500,000		748,840,080		¥ (100,012,265)		311,527,646		1,040,855,461
Beginning balance, shares at Dec. 31, 2024 | shares					(400,041)	(400,041)
Net income								226,687,267		226,687,267
Tax effect related to IPO costs				29,784,764						29,784,764
Ending balance, value at Sep. 30, 2025		¥ 80,500,000		¥ 778,624,844		¥ (100,012,265)		¥ 538,214,913	$ 8,767,503	¥ 1,297,327,492
Ending balance, shares at Sep. 30, 2025 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Ending balance, shares at Sep. 30, 2025 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Ending balance, value at Sep. 30, 2025 | $	$ 544,029		$ 5,262,045		$ (675,896)		$ 3,637,325		$ 8,767,503